Financial Assets at Fair Value through Profit or Loss	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Financial Assets at Fair Value through Profit or Loss
8	FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS
Financial assets at fair value through profit or loss at March 31, 2021 and 2020 consisted of the following:

	At March 31,
	2021	2020
	(In millions)
Debt instruments	¥1,667,164	¥1,454,387
Equity instruments	77,684	23,969

Total financial assets at fair value through profit or loss	¥1,744,848	¥1,478,356

Debt instruments in financial assets at fair value through profit or loss mainly consist of investment funds. Equity instruments in financial assets at fair value through profit or loss mainly consist of non-trading
stocks which are not designated as at fair value through other comprehensive income.